Stockholders' Equity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital stock [Abstract]
Common stock shares authorized (in shares)	300.0	300.0
Common stock par or stated value (dollars per share)	$ 0.01	$ 0.01
Common stock, voting rights	1
Preferred stock authorized shares (in shares)	0.01
Preferred stock par or stated value (dollars per share)	$ 0.01
Share Repurchase Programs [Abstract]
Shares of common stock purchased (in shares)	5.0
Value of common stock repurchased	$ 150.0
Value of common stock authorized for repurchase by board of directors	$ 100.0